Quarterly Holdings Report
for
Fidelity® Tactical Bond Fund
November 30, 2024
TBF-NPRT1-0125
1.9904498.102
Asset-Backed Securities - 4.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 1.0%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	279,131	265,175
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	324,229	308,018
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		573,193
UNITED STATES - 3.5%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	130,657	121,378
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	177,137	161,909
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	242,500	208,004
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	923,875	814,446
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	487,500	449,964
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	28,000	28,914
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	53,000	53,843
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	32,000	32,496
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	43,000	42,507
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	44,000	43,277
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	25,000	24,702
TOTAL UNITED STATES		1,981,440
TOTAL ASSET-BACKED SECURITIES (Cost $2,531,977)		2,554,633

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	11,000	11,062
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	70,007	69,767
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)	194,280	194,280
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)	7,196	7,195
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	100,000	95,351
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)	100,000	94,500
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)	100,000	92,406
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	83,931	84,718
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	83,931	84,557
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	81,269
TOTAL UNITED STATES		815,105
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $826,279)		815,105

Fixed-Income Funds - 23.1%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	58,366	5,767,117
Fidelity High Income Central Fund (e)	32,014	3,474,807
Fidelity International Credit Central Fund (e)	47,503	3,953,181
TOTAL FIXED-INCOME FUNDS (Cost $13,519,716)		13,195,105

Foreign Government and Government Agency Obligations - 4.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.9%
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		140,000	118,416
Brazilian Federative Republic 10% 1/1/2027	BRL	1,000,000	154,939
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	236,482
TOTAL BRAZIL			509,837
COLOMBIA - 0.7%
Colombian Republic 8% 11/14/2035		200,000	206,400
Colombian Republic 8.75% 11/14/2053		200,000	209,700
TOTAL COLOMBIA			416,100
DOMINICAN REPUBLIC - 0.9%
Dominican Republic International Bond 4.875% 9/23/2032 (b)		270,000	247,725
Dominican Republic International Bond 5.5% 2/22/2029 (b)		250,000	244,845
TOTAL DOMINICAN REPUBLIC			492,570
JAPAN - 0.9%
Japan Government 0.1% 12/20/2024	JPY	79,400,000	530,675
MEXICO - 0.7%
United Mexican States 7.75% 11/13/2042	MXN	5,181,000	202,941
United Mexican States 7.75% 5/29/2031	MXN	4,872,000	217,184
TOTAL MEXICO			420,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,585,590)			2,369,307

Municipal Securities - 0.9%
	Principal Amount (a)	Value ($)
Illinois - 0.9%
General Obligations - 0.9%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	60,090
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	480,000	462,237
		522,327
TOTAL MUNICIPAL SECURITIES (Cost $519,712)		522,327

Non-Convertible Corporate Bonds - 7.1%
	Principal Amount (a)	Value ($)
GUATEMALA - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	310,000	274,970
Millicom International Cellular SA 6.25% 3/25/2029 (b)	72,000	71,392

TOTAL GUATEMALA		346,362
MEXICO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	509,087
UNITED STATES - 5.7%
Communication Services - 0.7%
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	250,000	165,712
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	108,584
Sirius XM Radio Inc 4.125% 7/1/2030 (b)	140,000	126,314
Warnermedia Holdings Inc 5.05% 3/15/2042	10,000	8,448
Warnermedia Holdings Inc 5.141% 3/15/2052	16,000	12,862
		421,920
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	4,000	4,165
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	12,000	12,649
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,235
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	6,000	6,635
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,000	4,491
Kinder Morgan Inc 3.6% 2/15/2051	600,000	430,412
MPLX LP 5% 3/1/2033	100,000	98,219
MPLX LP 5.65% 3/1/2053	100,000	98,180
Targa Resources Corp 4.2% 2/1/2033	130,000	121,187
Targa Resources Corp 4.95% 4/15/2052	130,000	116,318
		895,491
Financials - 1.0%
Banks - 0.4%
Bank of America Corp 2.299% 7/21/2032 (d)	280,000	237,764
Consumer Finance - 0.6%
Capital One Financial Corp 5.468% 2/1/2029 (d)	18,000	18,208
Capital One Financial Corp 5.817% 2/1/2034 (d)	32,000	32,908
Capital One Financial Corp 7.624% 10/30/2031 (d)	32,000	35,777
Ford Motor Credit Co LLC 3.375% 11/13/2025	250,000	245,724
		332,617
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,355
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,731
Corebridge Financial Inc 4.4% 4/5/2052	6,000	5,035
		15,121
Health Care - 1.0%
Health Care Providers & Services - 1.0%
Centene Corp 4.625% 12/15/2029	120,000	115,053
Prime Healthcare Foundation Inc 7% 12/1/2027	310,000	317,292
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	167,000	164,072
		596,417
Industrials - 0.1%
Aerospace & Defense - 0.1%
Boeing Co 6.259% 5/1/2027 (b)	9,000	9,222
Boeing Co 6.298% 5/1/2029 (b)	12,000	12,499
Boeing Co 6.388% 5/1/2031 (b)	9,000	9,480
Boeing Co 6.528% 5/1/2034 (b)	10,000	10,633
Boeing Co 6.858% 5/1/2054 (b)	14,000	15,204
Boeing Co 7.008% 5/1/2064 (b)	14,000	15,245
		72,283
Real Estate - 0.4%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	21,656
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	43,048
		64,704
Office REITs - 0.2%
Highwoods Realty LP 7.65% 2/1/2034	89,000	100,820
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	28,000	30,237
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,278
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,921
		12,199
TOTAL REAL ESTATE		207,960

Utilities - 0.8%
Electric Utilities - 0.8%
DPL Inc 4.125% 7/1/2025	200,000	198,863
DPL Inc 4.35% 4/15/2029	270,000	253,997
		452,860
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	13,957
TOTAL UTILITIES		466,817

TOTAL UNITED STATES		3,246,390
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,246,078)		4,101,839

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
CANADA - 1.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge Inc 5.75% 7/15/2080 (d)	250,000	248,333
Financials - 1.2%
Banks - 1.2%
Bank of Nova Scotia/The 4.9% (d)(f)	690,000	691,069
TOTAL CANADA		939,402
TOTAL PREFERRED SECURITIES (Cost $930,198)		939,402

U.S. Treasury Obligations - 56.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.69 to 4.05	1,559,000	1,170,651
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,589,000	5,332,037
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.64	888,000	868,436
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.57	930,000	886,842
US Treasury Notes 3.625% 9/30/2031	3.64	490,000	475,300
US Treasury Notes 3.75% 12/31/2030	4.08	2,100,000	2,058,164
US Treasury Notes 4% 1/31/2031	4.31	6,800,000	6,752,984
US Treasury Notes 4.125% 11/15/2032	3.45 to 4.00	8,130,000	8,118,568
US Treasury Notes 4.375% 5/15/2034	4.23	6,131,000	6,214,343
US Treasury Notes 4.5% 11/15/2033	4.29	200,000	204,586
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,208,203)			32,081,911

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $533,791)	4.64	533,684	533,791

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $57,901,544)	57,113,420
NET OTHER ASSETS (LIABILITIES) - 0.4%	256,590
NET ASSETS - 100.0%	57,370,010

Currency Abbreviations
BRL	-	Brazilian Real
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,438,443 or 7.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,086,370	2,073,498	2,626,077	10,784	-	-	533,791	0.0%
Fidelity Floating Rate Central Fund	5,579,905	127,165	-	127,174	-	60,047	5,767,117	0.4%
Fidelity High Income Central Fund	3,355,686	57,203	-	57,206	-	61,918	3,474,807	0.2%
Fidelity International Credit Central Fund	3,862,392	36,333	-	36,332	-	54,456	3,953,181	4.2%
Total	13,884,353	2,294,199	2,626,077	231,496	-	176,421	13,728,896

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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